COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	$ 984	$ 787	$ 1,954	$ 1,545
Depreciation expense	466	328	901	653
Royalty expense	87	51	165	110
Community relations	8	10	15	20
Cost of sales	1,545	1,176	3,035	2,328
Inventory reduction amount	12	2	16	5
Gold
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	921	716	1,815	1,406
Depreciation expense	431	290	815	588
Royalty expense	78	43	144	93
Community relations	7	9	13	17
Cost of sales	1,437	1,058	2,787	2,104
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	63	69	139	135
Depreciation expense	28	30	70	49
Royalty expense	9	8	21	17
Community relations	1	1	2	3
Cost of sales	101	108	232	204
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	0	2	0	4
Depreciation expense	7	8	16	16
Royalty expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 7	$ 10	$ 16	$ 20